UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  49 West 38th Street
          11th Floor
          New York, New York 10018


13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Zacks
Title:  Managing Director
Phone:  212-332-7291


Signature, Place and Date of Signing:

 /s/ Andrew Zacks            New York, New York               November 14, 2011
--------------------      -------------------------       ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:   $53,554
                                         (thousands)


List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE
                                                        Conus Partners, Inc.
                                                         September 30, 2011




COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6        COLUMN 7     COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION      MGRS   SOLE  SHARED    NONE
--------------                ---------        ------     --------- --------  --- ----   -----------     -----  ----- -------   ----
AFLAC INC                     COM              001055102  3,146        90,000     CALL   SHARED-DEFINED  NONE            90,000
ACCELRYS INC                  COM              00430U103    247        40,802 SH         SHARED-DEFINED  NONE            40,802
ALEXZA PHARMACEUTICALS INC    COM              015384100     11         10000 SH         SHARED-DEFINED  NONE             10000
ALLIANCE ONE INTL INC         COM              018772103    283       116,164 SH         SHARED-DEFINED  NONE           116,164
ALLIANT TECHSYSTEMS INC       COM              018804104  1,090        20,000     CALL   SHARED-DEFINED  NONE            20,000
APACHE CORP                   COM              037411105  2,407        30,000     CALL   SHARED-DEFINED  NONE            30,000
BIGBAND NETWORKS INC          COM              089750509    992       775,202 SH         SHARED-DEFINED  NONE           775,202
CAMECO CORP                   COM              13321L108  2,748       150,000     CALL   SHARED-DEFINED  NONE           150,000
CAS MED SYS INC               COM PAR $0.004   124769209     65        30,000 SH         SHARED-DEFINED  NONE            30,000
CODEXIS INC                   COM              192005106  6,147     1,345,065 SH         SHARED-DEFINED  NONE         1,345,065
DOW CHEM CO                   COM              260543103  2,246       100,000     CALL   SHARED-DEFINED  NONE           100,000
DURECT CORP                   COM              266605104  1,908     1,185,301 SH         SHARED-DEFINED  NONE         1,185,301
EL PASO CORP                  COM              28336L109  1,748       100,000     CALL   SHARED-DEFINED  NONE           100,000
GAIN CAP HLDGS INC            COM              36268W100  2,446       388,896 SH         SHARED-DEFINED  NONE           388,896
GILEAD SCIENCES INC           COM              375558103  2,716        70,000     CALL   SHARED-DEFINED  NONE            70,000
GLOBALSTAR INC                COM              378973408     36        88,400 SH         SHARED-DEFINED  NONE            88,400
GOLDEN MINERALS CO            COM              381119106    427        57,438 SH         SHARED-DEFINED  NONE            57,438
ITT CORP NEW                  COM              450911102    601        14,300 SH         SHARED-DEFINED  NONE            14,300
INOVIO PHARMACEUTICALS INC    COM              45773H102    354       620,700 SH         SHARED-DEFINED  NONE           620,700
MAXYGEN INC                   COM              577776107    178        32,577 SH         SHARED-DEFINED  NONE            32,577
MCMORAN EXPLORATION CO        COM              582411104    993       100,000 SH         SHARED-DEFINED  NONE           100,000
MCMORAN EXPLORATION CO        COM              582411104    993       100,000     CALL   SHARED-DEFINED  NONE           100,000
MEDICIS PHARMACEUTICAL CORP   CL A NEW         584690309    387        10,600     CALL   SHARED-DEFINED  NONE            10,600
PERMA-FIX ENVIRONMENTAL SVCS  COM              714157104  1,861     1,550,453 SH         SHARED-DEFINED  NONE         1,550,453
PLATINUM GROUP METALS LTD     COM NEW          72765Q205    421       408,431 SH         SHARED-DEFINED  NONE           408,431
POLYMET MINING CORP           COM              731916102     12        10,000 SH         SHARED-DEFINED  NONE            10,000
PRANA BIOTECHNOLOGY LTD       SPONSORED ADR    739727105    186       120,276 SH         SHARED-DEFINED  NONE           120,276
RESEARCH IN MOTION LTD        COM              760975102  7,105       350,000     CALL   SHARED-DEFINED  NONE           350,000
SOLAZYME INC                  COM              83415T101    371        38,590 SH         SHARED-DEFINED  NONE            38,590
SOUTHWESTERN ENERGY CO        COM              845467109  2,000        60,000     CALL   SHARED-DEFINED  NONE            60,000
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209  3,722       100,000     CALL   SHARED-DEFINED  NONE           100,000
THERAGENICS CORP              COM              883375107  1,552     1,158,463 SH         SHARED-DEFINED  NONE         1,158,463
TRAVELERS COMPANIES INC       COM              89417E109  2,924        60,000     CALL   SHARED-DEFINED  NONE            60,000
COSAN LTD                     SHS A            G25343107  1,231       130,000 SH         SHARED-DEFINED  NONE           130,000




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